Financial risk management, Remaining Contractual Maturities (Details) - AUD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	$ 1,018,893	$ 220,399
Trade and other payables	139,927	81,704
Borrowings	570,811	9,173
Lease liabilities	10,637	8,272	$ 7,134
Provisions	14,702	8,581	7,884
Contingent consideration	116,316	92,754	$ 64,949
Total financial liabilities	840,691	194,567
Trade and Other Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	139,927	81,704
Borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	738,921	17,908
Lease Liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	11,023	10,109
Government Grant Liability [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	3,212	4,715
Provisions	3,000	2,664
Contingent Consideration [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	125,810	105,963
1-6 Months [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	236,703	84,229
1-6 Months [Member] | Trade and Other Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	139,927	81,704
1-6 Months [Member] | Borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	8,454	1,105
1-6 Months [Member] | Lease Liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	1,477	1,044
1-6 Months [Member] | Government Grant Liability [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	1,210	376
1-6 Months [Member] | Contingent Consideration [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	85,635	0
6-12 Months [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	10,418	41,121
6-12 Months [Member] | Trade and Other Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	0	0
6-12 Months [Member] | Borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	8,464	1,105
6-12 Months [Member] | Lease Liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	1,463	1,057
6-12 Months [Member] | Government Grant Liability [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	491	577
6-12 Months [Member] | Contingent Consideration [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	0	38,382
1-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	764,362	83,981
1-5 Years [Member] | Trade and Other Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	0	0
1-5 Years [Member] | Borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	716,899	8,839
1-5 Years [Member] | Lease Liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	7,948	6,744
1-5 Years [Member] | Government Grant Liability [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	1,329	3,169
1-5 Years [Member] | Contingent Consideration [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	38,186	65,229
Over 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	7,410	11,068
Over 5 Years [Member] | Trade and Other Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	0	0
Over 5 Years [Member] | Borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	5,104	6,859
Over 5 Years [Member] | Lease Liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	135	1,264
Over 5 Years [Member] | Government Grant Liability [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	182	593
Over 5 Years [Member] | Contingent Consideration [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Non-derivative financial liabilities	$ 1,989	$ 2,352